RELATED-PARTY TRANSACTIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Total interest and other income from affiliates	$ 102,153	$ 97,921	$ 300,386	$ 290,971	$ 392,463	$ 382,006	$ 376,383
Affiliated receivables	13,971		13,971		95,379	193,917
Affiliated debt	772,689		772,689		864,032	819,270
Other information
Accounts payable and other accrued liabilities payable to related parties	85,520		85,520		15,418	24,221
CNH North America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Retail subsidy	50,100	50,882	158,629	155,856	209,952	216,544	227,208
Wholesale subsidy	43,389	38,873	114,660	110,319	148,997	135,294	115,353
Operating lease subsidy	8,424	7,591	25,529	22,053	30,376	26,518	22,273
Lending funds		2		352	352	1,700	10,329
CNH America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Affiliated receivables	624		624		64,708	65,335
Affiliated debt	680,754		680,754		788,381	525,927
CNH Canada Ltd.
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Affiliated receivables	232		232		17,797	115,816
Affiliated debt	91,935		91,935		60,651
CNH Canada Ltd. | CNH Capital Canada Ltd
Other information
Shares of preferred stock owned by affiliated entity	76,618,488		76,618,488		76,618,488
Reference rate for dividends	12-month LIBOR		12-month LIBOR		LIBOR
Margin on reference rate for dividends (as a percent)	1.20%		1.20%		1.20%
Other affiliates
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Wholesale subsidy	240	571	1,568	2,389	2,784	1,928
Lending funds		2		2	2	22	1,220
Affiliated receivables	13,115		13,115		12,874	12,766
Fiat Industrial
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Affiliated debt					$ 15,000	$ 293,343